Long-Term Debt and Lines of Credit (Financial Debt Covenants) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Long-Term Debt and Lines of Credit [Abstract]
Leverage Ratio (Consolidated Indebtedness/Consolidated Adj. EBITDA), Requirement	3.50
Leverage Ratio (Consolidated Indebtedness Consolidated Adj. EBITDA)	0.54
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Requirement	1.50
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Chemed	2.18
Annual Operating Lease Commitment, Requirement	$ 50.0
Annual Operating Lease Commitment, Chemed	$ 25.5